JPMorgan Dividend Leaders ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 0.9%
Rio Tinto plc	909	82,932
Brazil — 0.7%
B3 SA - Brasil Bolsa Balcao	23,236	71,438
Canada — 0.9%
TC Energy Corp.	1,449	84,962
China — 3.0%
Tencent Holdings Ltd.	2,800	215,213
Yum China Holdings, Inc.	1,556	76,898
		292,111
Finland — 1.0%
Nordea Bank Abp	5,029	97,162
France — 4.3%
Capgemini SE	277	43,039
Engie SA	3,157	94,257
LVMH Moet Hennessy Louis Vuitton SE	133	85,839
Safran SA	539	192,580
		415,715
Germany — 3.9%
Allianz SE (Registered)	178	78,377
E.ON SE	3,542	75,125
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	242	146,671
Siemens AG (Registered)	238	71,955
		372,128
Hong Kong — 0.8%
Hong Kong Exchanges & Clearing Ltd.	1,400	77,184
Indonesia — 0.3%
Bank Central Asia Tbk. PT	54,100	23,904
Italy — 0.9%
Ryanair Holdings plc	2,616	88,785
Japan — 5.5%
Hitachi Ltd.	1,400	48,580
Japan Exchange Group, Inc.	6,900	75,294
Mitsubishi UFJ Financial Group, Inc.	7,100	128,584
Sony Group Corp.	5,700	125,673
Sumitomo Electric Industries Ltd.	900	39,402
Suzuki Motor Corp.	4,000	54,540
Toyota Motor Corp.	2,600	58,930
		531,003
Netherlands — 3.3%
ASML Holding NV	142	203,615
NXP Semiconductors NV	507	114,653
		318,268

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — 2.7%
DBS Group Holdings Ltd.	3,400	158,040
Singapore Exchange Ltd.	7,500	103,921
		261,961
South Africa — 0.4%
Gold Fields Ltd., ADR	686	34,382
South Korea — 0.3%
Shinhan Financial Group Co. Ltd.	569	33,255
Sweden — 1.6%
Volvo AB, Class B	4,174	151,672
Taiwan — 6.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	84	27,767
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	552,959
		580,726
United Kingdom — 3.7%
AstraZeneca plc	612	114,024
NatWest Group plc	11,175	101,858
RELX plc	3,926	139,185
		355,067
United States — 58.9%
3M Co.	774	118,546
AbbVie, Inc.	765	170,603
Accenture plc, Class A	261	68,810
American Tower Corp., REIT	241	43,206
Amphenol Corp., Class A	495	71,320
Analog Devices, Inc.	331	102,901
AT&T, Inc.	2,028	53,154
Baker Hughes Co., Class A	2,731	153,045
Bank of America Corp.	3,424	182,157
Bristol-Myers Squibb Co.	1,622	89,291
Broadcom, Inc.	774	256,426
CME Group, Inc.	547	158,116
Coca-Cola Co. (The)	934	69,873
Eaton Corp. plc	384	134,945
Emerson Electric Co.	864	126,973
Expedia Group, Inc.	218	57,735
Exxon Mobil Corp.	755	106,757
Fidelity National Information Services, Inc.	3,003	165,916
Haleon plc	13,174	68,899
Johnson & Johnson	949	215,660
Lowe's Cos., Inc.	848	226,467
Marsh & McLennan Cos., Inc.	461	86,756
Mastercard, Inc., Class A	110	59,267
McDonald's Corp.	474	149,310
Medtronic plc	1,185	122,008
Merck & Co., Inc.	616	67,926

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Meta Platforms, Inc., Class A	217	155,480
Microsoft Corp.	1,004	432,011
Mondelez International, Inc., Class A	1,276	74,608
Morgan Stanley	1,031	188,467
NextEra Energy, Inc.	2,671	234,781
Omnicom Group, Inc.	1,164	89,675
PACCAR, Inc.	491	60,349
PepsiCo, Inc.	329	50,544
Procter & Gamble Co. (The)	406	61,619
Regions Financial Corp.	1,854	52,839
Sanofi SA	591	55,745
Shell plc	2,892	111,167
Southern Co. (The)	1,407	125,659
Trane Technologies plc	530	222,907
UnitedHealth Group, Inc.	164	47,056
US Bancorp	1,105	62,002
Walt Disney Co. (The)	1,748	197,174
Wells Fargo & Co.	1,166	105,511
Yum! Brands, Inc.	1,220	189,710
		5,643,371
Total Common Stocks (Cost $8,409,925)		9,516,026
Total Investments — 99.2% (Cost $8,409,925)		9,516,026
Other Assets in Excess of Liabilities — 0.8%		72,850
NET ASSETS — 100.0%		9,588,876

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	13.2%
Banks	9.9
Capital Markets	7.1
Pharmaceuticals	6.4
Hotels, Restaurants & Leisure	5.0
Software	4.5
Interactive Media & Services	3.9
Electric Utilities	3.8
Insurance	3.3
Oil, Gas & Consumable Fuels	3.2
Electrical Equipment	2.8
Industrial Conglomerates	2.5
Specialty Retail	2.4
Financial Services	2.4
Building Products	2.3
Machinery	2.2
Entertainment	2.1
Aerospace & Defense	2.0
Biotechnology	1.8
Multi-Utilities	1.8
Energy Equipment & Services	1.6
Professional Services	1.5
Household Durables	1.3
Health Care Equipment & Supplies	1.3
Beverages	1.3
Metals & Mining	1.2
Automobiles	1.2
IT Services	1.2
Others (each less than 1.0%)	6.8

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$82,932	$—	$82,932
Brazil	71,438	—	—	71,438
Canada	84,962	—	—	84,962
China	76,898	215,213	—	292,111
Finland	—	97,162	—	97,162
France	—	415,715	—	415,715
Germany	—	372,128	—	372,128
Hong Kong	—	77,184	—	77,184
Indonesia	—	23,904	—	23,904
Italy	—	88,785	—	88,785

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$531,003	$—	$531,003
Netherlands	114,653	203,615	—	318,268
Singapore	—	261,961	—	261,961
South Africa	34,382	—	—	34,382
South Korea	—	33,255	—	33,255
Sweden	—	151,672	—	151,672
Taiwan	27,767	552,959	—	580,726
United Kingdom	—	355,067	—	355,067
United States	5,407,560	235,811	—	5,643,371
Total Common Stocks	5,817,660	3,698,366	—	9,516,026
Total Investments in Securities	$5,817,660	$3,698,366	$—	$9,516,026